Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

November 30, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A of Deutsche Multisector Income Fund (formerly Deutsche Unconstrained Income Fund) (the “Fund”), a series of Deutsche Income Trust (the “Trust”) (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 98 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2018. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect revisions to the Fund’s principal investment strategy and a name change. The Amendment has been electronically coded to show changes from the Fund’s Prospectuses and Statements of Additional Information last filed with the Commission on January 31, 2017 in Post-Effective No. 94 to the Registration Statement under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.